Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 33,036	$ 97,380	$ 1,127	$ (125,469)	$ 6,074
Balance (in Shares) at Dec. 31, 2020	463,769,463
Net loss				(5,097)	(5,097)
Issuance of share capital due to warrants exercise	$ 3,892	(1,148)			2,744
Issuance of share capital due to warrants exercise (in Shares)	50,926,830
Issuance of share capital	$ 80	(12)			68
Issuance of share capital (in Shares)	1,050,000
Share-based compensation		166			166
Balance at Jun. 30, 2021	$ 37,008	96,386	1,127	(130,566)	3,955
Balance (in Shares) at Jun. 30, 2021	515,746,293
Balance at Dec. 31, 2021	$ 60,654	93,275	1,127	(140,674)	14,382
Balance (in Shares) at Dec. 31, 2021	815,746,293
Net loss				(4,625)	(4,625)
Share-based compensation		135			135
Balance at Jun. 30, 2022	$ 60,654	$ 93,410	$ 1,127	$ (145,299)	$ 9,892
Balance (in Shares) at Jun. 30, 2022	815,746,293